Share of profit/loss from investments accounted for using the equity method	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Share of profit loss from investments accounted for using the equity method	Share of profit/loss from investments accounted for using the equity method
The line item Share of profit/(loss) from investments accounted for using the equity method comprises:

(€ million)	2019	2018	2017
Regeneron(a)	245	484	82
BMS co-promotion entities(b)	5	12	13
Other investments accounted for using the equity method	5	3	(10)
Total	255	499	85

(a)	Includes the impact of amortization charged on the fair value remeasurement of Sanofi’s share of the acquired intangible assets and inventories of Regeneron.

(b)	Share of co-promotion profits attributable to Sanofi for territories covered by entities majority owned by BMS (see Note C.2.).

The share of profits from Regeneron amounted to €245 million in 2019 compared with €484 million in 2018; the decrease was attributable mainly to lower corporate profits at Regeneron after adjustment to align on Sanofi accounting policies.